Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net loss	$ (1,836,739)	$ (968,655)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	263,827	236,414
Loss (gain) from disposal of property and equipment	288,176	(116,311)
Unrealized net investment loss (gain) from short-term investments	1,121,746	(826,153)
Provision for credit losses of receivables and advances to suppliers	2,145,919	3,317,683
Income from equity investment		(171,368)
Non-cash lease expense	41,067	28,670
Deferred income tax	(148,385)	55,422
Changes in operating assets and liabilities:
Accounts receivable	(2,272,915)	(1,688,477)
Notes receivable	(243,628)	623,613
Advance to suppliers	(660,631)	(2,176,850)
Inventories	627,921	1,609,405
Due from related parties		(27,636)
Prepaid expenses and other current assets	(523,355)	93,910
Accounts payable	1,412,546	(2,417,661)
Advance from customers	(112,513)	(937,625)
Taxes payable	735,390	(228,932)
Due to related parties	(14,626)	1,620,234
Other payables and other current liabilities	(52,658)	23,817
Lease liabilities	(41,067)	(31,027)
Net cash provided by (used in) operating activities	730,075	(1,981,527)
Cash flows from investing activities:
Purchase of property and equipment	(157,843)	(160,561)
Proceeds from disposal of property and equipment	6,414	701,336
Payments related to construction in progress	(83,881)
Loan repayment from a related party		91,904
Loan to a related party	(622,364)
Loans repayment from third parties	1,562,188
Loans to third parties	(1,514,666)	(2,299,751)
Purchase of short-term investments	(16,921,805)	(17,231,516)
Maturity of short-term investments	18,052,936	24,563,110
Purchase of long-term investment	(712,677)
Net cash (used in) provided by investing activities	(391,698)	5,664,522
Cash flows from financing activities:
Proceeds from short-term loans	2,850,708	3,055,629
Repayments of short-term loans	(3,107,272)	(42,655)
Repayments of long-term loans		(279,053)
Net proceeds from initial public offering		5,380,488
Payment of offering expenses		(127,297)
Purchase of non-controlling interests	(42,559)
Dividend to shareholders	(70,142)
Net cash (used in) provided by financing activities	(369,265)	7,987,112
Effect of foreign exchange rate on cash	187,225	(176,524)
Net increase in cash and restricted cash	156,337	11,493,583
Cash and restricted cash at the beginning of the period	10,160,587	7,301,014
Cash and restricted cash at the end of the period	10,316,924	18,794,597
Reconciliation of cash and restricted cash
Cash	10,249,822	10,159,656
Restricted cash	67,102	931
Total cash and restricted cash shown in the statements of cash flows	10,316,924	18,794,597
Supplemental disclosures of cash flow information:
Income taxes paid	94,689	153,192
Interest paid	36,080	19,372
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities		(4,315)
Reclassification of deferred offering cost		437,653
Transfer of self-produced products from inventories to property and equipment	$ 354,795